REDEEMABLE JUNIOR PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable Junior Preferred Shares
The redeemable junior preferred shares of the Company as at December 31, 2022 and December 31, 2021 comprises the following:

	December 31, 2022		December 31, 2021
	Number of shares	Value	Number of shares	Value
Issued
Class A junior preferred shares	100,460,280	$2,580	—	—

The movement of shares issued and outstanding is as follows:\

AS AT AND FOR THE YEAR ENDED DEC.31, 2022	Number of shares	Carrying value
Outstanding, beginning of year	—	—
Issuances	100,460,280	$2,512
Dividends	—	68
Outstanding, end of year	100,460,280	$2,580